Operating costs and expenses (Tables)	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Summary of Operating Costs and Expenses

	2016	2017	2018	2018
	NT$000	NT$000	NT$000	US$000
Change of finished goods and work in process	(19,498)	31,977	—	—
Consumption of raw materials and supplies	3,346,540	3,036,350	3,079,909	100,617
Employee benefit expenses	5,317,125	5,895,778	5,606,833	183,170
Depreciation and amortization	3,089,904	2,899,278	3,376,579	110,310
Other expenses	4,745,253	4,530,425	4,464,499	145,851

Total operating costs and expenses	16,479,324	16,393,808	16,527,820	539,948

Employee benefit expenses
Salaries	4,109,393	4,847,433	4,628,039	151,194
Directors remuneration	16,810	27,276	18,456	603
Labor and health insurance	351,232	390,788	406,111	13,267
Pension	183,293	198,502	201,567	6,585
Share-based payments	356,463	123,021	41,043	1,341
Other personnel expenses	299,934	308,758	311,617	10,180

	5,317,125	5,895,778	5,606,833	183,170